Basis of Presentation and Significant Accounting Policies - Additional Information (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Net loss		$ 5,451,778	$ 2,125,487
Accumulated deficit	[1]	16,899,825	11,448,047
Cash and cash equivalents on hand		6,510,140	155,427
Allowance for doubtful accounts receivable		0	0
Impairment of long lived assets		$ 0	$ 0

[1]	Retroactively adjusted for the reverse recapitalization as described in Note 1.